SCOPE OF CONSOLIDATION - Translation of Financial Statements Denominated in Foreign Currency (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Industrias Unicon CA
Entity information [Line Items]
Level of price index (in percent)	6.86	26.67	129.22
Acindar Industria Argentina de Aceros S.A. ("Acindar")
Entity information [Line Items]
Level of price index (in percent)	0.503	0.361
Gains (losses) on net monetary position	$ 33	$ 30